Fair value of financial instruments - Level 3 financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Fair value of financial instruments [Line Items]
Carrying amount	$ 7,609,185	$ 6,267,747
Unrealized loss	(2,258)	648	$ (732)
Carrying amount	7,249,666	7,609,185	6,267,747
Level 3 of fair value hierarchy [member]
Disclosure of Fair value of financial instruments [Line Items]
Carrying amount	8,750	0
Origination		8,750
Unrealized loss	(2,258)
Carrying amount	$ 6,492	$ 8,750	$ 0